OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2025	2024

Prepaid expenses	346	352
Receivables from government authorities	2	194
Others	259	56

	607	602